Financial Instruments and Financial Risk Management - Schedule of Fair Value of Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	$ 86.6	$ 114.1
Risk management assets - non-current	39.1	57.7
Risk management liabilities - current	124.8	89.3
Risk management liabilities - non-current	167.0	213.0
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables	45.0	45.0
Financial assets	175.0	225.2
Current portion of long-term debt	922.9	890.2
Long-term debt	5,927.8	8,066.9
Other current liabilities	15.4	11.2
Other long-term liabilities		2.0
Financial liabilities	7,157.9	9,272.6
Carrying Amount | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	81.4	99.0
Risk management assets - non-current	30.9	49.0
Equity securities	4.3	8.4
Risk management liabilities - current	120.6	72.0
Risk management liabilities - non-current	77.0	103.4
Carrying Amount | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	5.2	15.1
Risk management assets - non-current	8.2	8.7
Risk management liabilities - current	4.2	17.3
Risk management liabilities - non-current	90.0	109.6
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables	46.1	45.2
Financial assets	176.1	225.4
Current portion of long-term debt	922.9	884.4
Long-term debt	6,263.8	8,040.3
Other current liabilities	15.4	11.2
Other long-term liabilities		2.0
Financial liabilities	7,493.9	9,240.2
Fair Value | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	81.4	99.0
Risk management assets - non-current	30.9	49.0
Equity securities	4.3	8.4
Risk management liabilities - current	120.6	72.0
Risk management liabilities - non-current	77.0	103.4
Fair Value | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	5.2	15.1
Risk management assets - non-current	8.2	8.7
Risk management liabilities - current	4.2	17.3
Risk management liabilities - non-current	90.0	109.6
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables	0.0	0.0
Financial assets	4.3	8.4
Current portion of long-term debt	0.0	0.0
Long-term debt	0.0	0.0
Other current liabilities	0.0	0.0
Other long-term liabilities		0.0
Financial liabilities	0.0	0.0
Fair Value | Level 1 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0.0	0.0
Risk management assets - non-current	0.0	0.0
Equity securities	4.3	8.4
Risk management liabilities - current	0.0	0.0
Risk management liabilities - non-current	0.0	0.0
Fair Value | Level 1 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0.0	0.0
Risk management assets - non-current	0.0	0.0
Risk management liabilities - current	0.0	0.0
Risk management liabilities - non-current	0.0	0.0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables	46.1	45.2
Financial assets	83.6	134.2
Current portion of long-term debt	922.9	884.4
Long-term debt	6,263.8	8,040.3
Other current liabilities	15.4	11.2
Other long-term liabilities		2.0
Financial liabilities	7,320.6	8,997.5
Fair Value | Level 2 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	30.4	68.3
Risk management assets - non-current	6.7	18.0
Equity securities	0.0	0.0
Risk management liabilities - current	98.7	41.3
Risk management liabilities - non-current	19.2	15.3
Fair Value | Level 2 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	0.0	2.7
Risk management assets - non-current	0.4	0.0
Risk management liabilities - current	0.6	2.9
Risk management liabilities - non-current	0.0	0.1
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans and receivables	0.0	0.0
Financial assets	88.2	82.8
Current portion of long-term debt	0.0	0.0
Long-term debt	0.0	0.0
Other current liabilities	0.0	0.0
Other long-term liabilities		0.0
Financial liabilities	173.3	242.7
Fair Value | Level 3 | Fair value through net income
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	51.0	30.7
Risk management assets - non-current	24.2	31.0
Equity securities	0.0	0.0
Risk management liabilities - current	21.9	30.7
Risk management liabilities - non-current	57.8	88.1
Fair Value | Level 3 | Fair value through regulatory assets/liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Risk management assets - current	5.2	12.4
Risk management assets - non-current	7.8	8.7
Risk management liabilities - current	3.6	14.4
Risk management liabilities - non-current	$ 90.0	$ 109.5